Compensation Options (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of Compensation Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding and exercisable, January 31, 2023 and 2022	2,486,803	0.42	1.23 / 2.23
Expired	(471,178)	(0.50)	-

Outstanding and exercisable, January 31, 2024	2,015,625	0.40	0.32
Expired	(2,015,625)	(0.40)	-

Outstanding and exercisable, January 31, 2025	-	-	-